Share Capital and Public Offerings	12 Months Ended
Dec. 31, 2022
Share Capital And Public Offerings Abstract
Share Capital and Public Offerings

Note 11

Share Capital and Public Offerings:

Common Shares:

As of December 31, 2022, the Company had 32,428,893 registered and issued common shares.

On December 13, 2022, the Company closed on a securities purchase agreement with funds affiliated with BVF Partners L.P., or collectively, BVF, providing for the issuance in a private placement offering of (i) 5,747,126 common shares at a purchase price of $0.87 per share and (ii) pre-funded warrants to purchase 5,747,127 common shares at $0.87 minus $0.02 (CHF 0.02) per pre-funded warrant.

The Company engaged Laidlaw & Company (UK) Ltd. (“Laidlaw”) to serve as the placement agent for the Company in connection with the above-described offering. The Company agreed to pay Laidlaw a cash placement fee of $700,000 and warrants of 5% of the aggregate gross proceeds received for the securities sold in the offering.

In addition, the Company and BVF agreed that, until the Election Deadline, among other closing conditions, BVF shall have the right to purchase at the Second Closing up to $20 million in Units, with each Unit consisting of one common share and/or pre-funded warrants to purchase one common share, as well as receive warrants to purchase up to 150% of the number of common shares and/or pre-funded warrant shares purchased in the Second Closing, at a purchase price of $1.50 per Unit, it being understood that the Company cannot issue fractional shares. The warrants will have a term of five years, will have an exercise price of $2.03 per share and will be exercisable for pre-funded warrants if, at their expiration, BVF will be unable to purchase common shares due to its beneficial ownership limitation.

Pursuant to the purchase agreement, the Company agreed to grant BVF the right to participate in future offerings of the Company’s securities for a period from the first closing (the “First Closing”) until the earlier of (i) the 30-month anniversary of the initial closing date or (ii) until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding Common Shares. on the same terms, conditions and price provided for in the subsequent financing or the right to purchase a comparable security with a beneficial ownership limitation. In addition, the Company agreed to grant BVF the right to nominate one member to the Company’s Board of Directors and shall continue to recommend to its shareholders to elect such member for a period from the First Closing until such time that BVF retains beneficial ownership of less than 9.9% of the issued and outstanding common shares.

On October 7, 2022, the Company closed on a securities purchase agreement for the issuance in a private placement offering of (i) 5,194,802 common shares at a purchase price of $0.77 per share, and (ii) warrants to purchase up to an aggregate of 2,597,401 common shares at an exercise of $0.70 per share. The Company’s Chairman of the Board of Directors, Ronald Hafner, purchased 324,675 common shares in the offering and the Company’s Chief Medical Officer, George Apostol, purchased 1,298,701 common shares in the offering.

The Company engaged Laidlaw to serve as the placement agent for the Company in connection with the above-described offering. The Company agreed to pay Laidlaw a cash placement fee equal to 3.5% of the aggregate gross proceeds received for the securities sold in the offering.

At the closing of the offering, the Company’s existing convertible short-term notes, with an aggregate principal balance of $1,530,000 plus all accrued interest, that were issued in August 2022, were automatically converted into 2,516,429 common shares and the holders received warrants to purchase up to 1,258,215 common shares with an exercise price of $0.70, that are exercisable six months after their issuance and will expire five years following the date that the warrants are initially exercisable, and are otherwise substantially similar to the form of the common warrants.

On April 25, 2022, the Company closed a registered direct offering with health-care focused institutional investors alongside participation from Mr. Hafner, for the purchase and sale of (i) 3,015,384 common shares, at a purchase price of $1.04 per share, and (ii) pre-funded warrants to purchase up to 1,184,616 common shares at a purchase price of $1.04 minus CHF 0.02 per pre-funded warrant. Mr. Ronald Hafner, purchased 95,984 of the 3,015,384 common shares in the offering.

In a concurrent private placement, the Company issued the investors, who also participated in the registered direct offering, warrants to purchase up to 3,150,000 common shares. The warrants have an exercise price of $1.04 per common share, are exercisable six months following the date of issuance and expire 5 years following the initial exercise date. Pursuant to the terms of the securities purchase agreement, dated April 13, 2022, between the Company and the investors, the Company agreed to register and create the common shares issuable upon the exercise of the warrants issued as part of the concurrent private placement. The common shares will first need to be created based on Swiss law upon the exercise of the respective warrants by the investors.

The Company also entered into an agreement with A.G.P./Alliance Global Partners, as sole placement agent (the “Placement Agent”) dated April 13, 2022, pursuant to which the Placement Agent agreed to serve as the Company’s placement agent in connection with the registered direct offering and concurrent private placement. The Company agreed to pay the Placement Agent (except with respect to the securities to be purchased by Mr. Hafner) a cash placement fee equal to 7.0% of the aggregate gross proceeds received for the securities sold in the offerings.

On March 5, 2022, the Company entered into an ATM Sales Agreement (the “Sales Agreement”) with Virtu, as sales agent. Pursuant to the terms of the Sales Agreement, the Company may issue and sell from time to time its common shares through Virtu, acting as its sales agent, or directly to Virtu, acting as principal. On March 31, 2022, the Company sold 22,000 common shares through the Sales Agreement for approximately $31,000, net. Pursuant to the Company’s prospectus supplement filed on April 13, 2022, the Company may issue and sell its common shares having an aggregate offering price of up to $230,000 pursuant to the Sales Agreement.

Under the Sales Agreement, common shares will be offered and sold pursuant to the Company’s shelf registration statement on Form F-3 (File No. 333-262489), declared effective by the Securities and Exchange Commission on February 11, 2022. In addition, under the Sales Agreement, sales of common shares may be made by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended.

The Company will pay Virtu a commission rate of up to 3.0% of the gross proceeds from each sale of Shares and has agreed to provide Virtu with customary indemnification and contribution rights. The Company will also reimburse Virtu for certain specified expenses in connection with entering into the Sales Agreement.

The Company has no obligation to sell any of the common shares under the Sales Agreement and may at any time suspend the offering of its common shares upon notice and subject to other conditions.

Warrants:

On December 13, 2022, concurrent with the offering with BVF, the Company issued Laidlaw warrants to purchase up to 574,712 common shares at an exercise price of $2.03. The warrants have an exercise price of $2.03 per common share and expire 5 years following the initial exercise date. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants issued of $272,892 was allocated from the total net proceeds of the offering.

On October 7, 2022, in a concurrent private placement, the Company issued investors who participated in the offering warrants to purchase up to an aggregate of 2,597,400 common shares at an exercise of $0.70 per share. The warrants will be exercisable six months after their issuance and will expire five years following the date that the warrants are initially exercisable. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging,” and the Company determined that equity classification was appropriate. The relative fair value of the warrants issued of $806,510 was allocated from the total net proceeds of the offering.

On August 19, 2022, concurrent with the issuance of short-term convertible notes payable, the Company issued the noteholders warrants to purchase up to an aggregate of 307,844 common shares at an exercise price of $0.50 per share. The warrants will be exercisable immediately and will have a term of 2 years. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants issued of $67,008 was accounted for as debt discount. On October 7, 2022, upon conversion of the notes payable, the Company issued the noteholders additional warrants to purchase up to an aggregate of 1,258,214 common shares at an exercise price of $0.70 per share. The warrants will be exercisable six months after their issuance and will expire five years following the date that the warrants are initially exercisable. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The fair value of the warrants issued of $534,966 was included in the loss on conversion of convertible notes payable.

On April 25, 2022, in a concurrent private placement, the Company issued investors, who also participated in the registered direct offering, warrants to purchase up to 3,150,000 common shares. The warrants have an exercise price of $1.04 per common share, are exercisable six months following the date of issuance and expire 5 years following the initial exercise date. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants issued of $1,477,835 was allocated from the total net proceeds of the common shares issuance on a relative basis to the common shares and warrants.

The following table summarizes the common share warrant activity for the year ended December 31, 2022:

Balance at January 1, 2022	5,409,746
Issuances	14,819,913
Exercises	(1,184,616)
Balance at December 31, 2022	19,045,043

The intrinsic value of exercisable but unexercised in-the-money common share warrants at December 31, 2022 was $10,605,284.

Treasury Shares:

In the second half of 2021, the Company created treasury shares from its authorized capital in order to use them for the SEDA, as discussed above. On December 31, 2021, the Company held 1,474,853 treasury shares for financing arrangements (2022: no such treasury shares were held).

Option Plan

On December 14, 2021, the Board of Directors adopted the Share Option Plan Regulation 2021 (the “Option Plan”). The purpose of the Option Plan is to retain, attract and motivate management, employees, directors and consultants by providing them with options to purchase our common shares. The Board of Directors allocated fifteen percent (15%) of our fully diluted shares to awards that may be made pursuant to the Option Plan.

The exercise prices, vesting and other restrictions of the awards to be granted under the Option Plan are determined by the Board of Directors, except that no stock option may be issued with an exercise price less than the fair market value of the common shares at the date of the grant or have a term in excess of ten years. Options granted under the Option Plan are exercisable in whole or in part at any time subsequent to vesting.

The following table summarizes total stock option activity for the year ended December 31, 2022:

	Number of Options	Weighted Average Exercise Price

Balance at December 31, 2021	-	-
Granted	1,333,123	$1.23
Exercised	-	-
Expired/cancelled	-	-
Balance at December 31, 2022	1,333,123	$1.23
Options vested and exercisable	50,000
Options expected to vest	1,283,123

The weighted average remaining contractual life of each of the options outstanding, options vested and exercisable and options expected to vest at December 31, 2022 was 9.9 years.

The following table summarizes unvested stock option activity for the year ended December 31, 2022:

	Non-Vested Options	Weighted Average Grant date Fair Value

Balance at December 31, 2021	-	-
Granted	1,333,123	-
Vested	(50,000)	$0.22
Forfeited	-
Balance at December 31, 2022	1,283,123	$0.25

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common shares for those stock options that had exercise prices lower than the fair value of the Company’s common shares. The share price as of December 31, 2022 was $1.29 and the aggregate intrinsic value for options outstanding and expected to vest each year was $154,270. The intrinsic value of exercisable options was nil as the exercise price was greater than the share price.

Stock-based compensation expense for the year ended December 31, 2022 was $22,730. As of December 31, 2022, total unrecognized stock-based compensation expense relating to unvested stock options was $306,508. This amount is expected to be recognized over a weighted-average period of 2.25 years.